Commitments and contingencies - Lease commitments (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Number of Operating Lease Agreements | item	1
General and administrative expenses
Loss Contingencies [Line Items]
Operating lease expense | $	$ 123,134	$ 0